Fidelity® Variable Insurance Products
Sector Funds

Consumer Industries Portfolio

Cyclical Industries Portfolio

Financial Services Portfolio

Health Care Portfolio

Natural Resources Portfolio

Technology Portfolio

Telecommunications & Utilities Growth Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Consumer Industries Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Cyclical Industries Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Financial Services Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Health Care Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Natural Resources Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Technology Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Telecommunications & Utilities Growth Portfolio	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Semiannual Report

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Consumer Industries Portfolio on July 18, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $9,460 - a 5.40% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,310 - a 16.90% decrease.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Brian Hanson became Portfolio Manager of Consumer Industries Portfolio on March 1, 2002.

Q. How did the fund perform, Brian?

A. For the six-month period that ended June 30, 2002, the fund outperformed the Standard & Poor's 500 Index, which declined 13.16%, but slightly underperformed the Goldman Sachs Consumer Industries Index - an index of 287 stocks designed to measure the performance of companies in the consumer industries sector - which declined 2.29% during the same period. Since its inception on July 18, 2001, through June 30, 2002, the fund outperformed the S&P 500, which declined 16.90%, and underperformed the Goldman Sachs index, which fell 1.43%.

Q. What were the major factors affecting performance during the six-month period?

A. A fairly big theme for the market as a whole, as represented by the S&P 500, was the relative resilience of the consumer compared with the corporate and industrial sectors of the economy. This means that consumer-related stocks generally did better than the average industrial or technology-based stock. What most hurt the fund's performance relative to the Goldman Sachs index was its overweighted position in the media and entertainment sector, where price-to-earnings (P/E) multiples have contracted fairly substantially despite basically strong fundamentals. The cable television industry, in particular, saw stock prices fall on concerns about the high levels of debt on company balance sheets, as well as the general pall cast over the industry by the aggressive accounting practices of one individual company. The fund also was hurt by being somewhat underweighted in the household products and foods sector, whose names generally fared better than the overall market by delivering relatively stable earnings growth during the period. On the plus side, the fund got a lift from some attractively valued retail names I added to the portfolio when I took over as manager in March.

Q. What other changes did you make when you took over? How'd they work out?

A. I made a conscious effort not to arbitrarily add more retail stocks to the portfolio, but rather to selectively add more small- and mid-cap retail names, where valuations generally were more attractive than many of the larger retailers and where earnings growth, in many cases, was as strong or stronger. This strategy paid off pretty well. Another deliberate move I made was to increase the fund's position in Comcast, a cable company with great margins and cutting-edge technology that I felt was poised for growth. While this stock suffered along with the rest of the cable industry and actually hurt performance during the period, I raised the position because I liked its long-term growth prospects.

Q. Which of the fund's individual holdings were most beneficial?

A. Five of the fund's top-10 contributors - Coca-Cola, Avon, Kimberly-Clark, Estee Lauder and Kraft Foods - were defensive holdings in the consumer staples area. These companies make products that consumers use no matter what the economic conditions are. As mentioned, the retail sector benefited performance as well. Mid-cap stocks such as women's specialty apparel retailers Christopher & Bank and J. Jill, both of which serve the underpenetrated baby boomer market, showed strong earnings growth, as did Coach, the leather accessories retailer, and Limited Brands, which operates Victoria's Secret, among other brands.

Q. What stocks were the biggest drags on performance?

A. The fund's media and entertainment stocks were the most disappointing performers. Among the fund's 10 biggest detractors, seven were in this group, including Comcast, Clear Channel, AOL Time Warner, Cox Communications, Liberty Media, USA Interactive and Gemstar-TV, whose holdings have since been sold. These holdings generally suffered from excessive valuations, highly leveraged balance sheets and guilt-by-association concerns about industry accounting irregularities. The single largest hit came from Home Depot, one of the fund's top-10 holdings, which I think the market believed was losing its dominant share of the do-it-yourself market.

Q. What's your outlook, Brian?

A. For the consumer industries, the big questions are whether or not the consumer will continue to spend while the economy is slow, and whether or not that spending behavior will accelerate when the economy recovers. With so much uncertainty in the market, I'll simply be trying to own the best names in the various segments of the consumer industry, while also trying to achieve a balance in the portfolio between defensively oriented stocks and those likely to see a strong acceleration in revenue and earnings growth once the economy turns.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Start date: July 18, 2001

Size: as of June 30, 2002, more than $19 million

Manager: Brian Hanson, since March 2002; joined Fidelity in 1996

3

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
The Coca-Cola Co.	6.1
Wal-Mart Stores, Inc.	5.2
Home Depot, Inc.	4.9
Viacom, Inc. Class B (non-vtg.)	4.0
Philip Morris Companies, Inc.	3.3
23.5
Top Industries as of June 30, 2002
% of fund's net assets
Media	16.6%
Specialty Retail	15.2%
Multiline Retail	12.6%
Beverages	9.6%
Hotels, Restaurants & Leisure	6.5%
All Others*	39.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	2,100	$ 107,667
BEVERAGES - 9.6%
Brewers - 0.1%
Anheuser-Busch Companies, Inc.	520	26,000
Soft Drinks - 9.5%
Coca-Cola Enterprises, Inc.	1,400	30,912
Pepsi Bottling Group, Inc.	3,940	121,352
PepsiCo, Inc.	10,309	496,894
The Coca-Cola Co.	20,680	1,158,078
		1,807,236
TOTAL BEVERAGES		1,833,236
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Diversified Commercial Services - 2.8%
Apollo Group, Inc. Class A (a)	1,200	47,304
Aramark Corp. Class B	6,020	150,500
Cendant Corp. (a)	12,010	190,719
Cintas Corp.	1,880	92,928
Weight Watchers International, Inc.	1,400	60,816
		542,267
Employment Services - 1.4%
Labor Ready, Inc. (a)	18,700	109,395
Manpower, Inc.	4,230	155,453
		264,848
TOTAL COMMERCIAL SERVICES & SUPPLIES		807,115
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Rayovac Corp. (a)	4,410	81,717
FOOD & DRUG RETAILING - 4.2%
Drug Retail - 4.1%
CVS Corp.	15,400	471,240
Walgreen Co.	8,060	311,358
		782,598
Food Retail - 0.1%
Whole Foods Market, Inc. (a)	200	9,644
TOTAL FOOD & DRUG RETAILING		792,242
FOOD PRODUCTS - 3.0%
Agricultural Products - 0.6%
Fresh Del Monte Produce Inc.	4,300	107,500
Packaged Foods & Meats - 2.4%
Dean Foods Co. (a)	4,860	181,278
Kraft Foods, Inc. Class A	4,990	204,341
McCormick & Co., Inc. (non-vtg.)	560	14,420
The J.M. Smucker Co.	65	2,218

	Shares	Value (Note 1)
Tyson Foods, Inc. Class A	2,900	$ 44,979
Wm. Wrigley Jr. Co.	310	17,159
		464,395
TOTAL FOOD PRODUCTS		571,895
HOTELS, RESTAURANTS & LEISURE - 6.5%
Casinos & Gaming - 2.5%
Boyd Gaming Corp. (a)	3,500	50,400
Harrah's Entertainment, Inc. (a)	4,560	202,236
Mandalay Resort Group (a)	720	19,850
MGM Mirage, Inc. (a)	1,320	44,550
Park Place Entertainment Corp. (a)	5,700	58,425
Station Casinos, Inc. (a)	6,100	108,885
		484,346
Hotels, Resorts & Cruise Lines - 1.0%
Carnival Corp.	2,800	77,532
Marriott International, Inc. Class A	700	26,635
Royal Caribbean Cruises Ltd.	4,100	79,950
		184,117
Restaurants - 3.0%
Brinker International, Inc. (a)	530	16,828
McDonald's Corp.	10,210	290,475
Outback Steakhouse, Inc. (a)	5,280	185,328
Wendys International, Inc.	1,750	69,703
		562,334
TOTAL HOTELS, RESTAURANTS & LEISURE		1,230,797
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.1%
Whirlpool Corp.	270	17,647
Housewares & Specialties - 0.3%
Newell Rubbermaid, Inc.	1,900	66,614
TOTAL HOUSEHOLD DURABLES		84,261
HOUSEHOLD PRODUCTS - 3.3%
Household Products - 3.3%
Kimberly-Clark Corp.	3,840	238,080
Procter & Gamble Co.	4,370	390,241
		628,321
INTERNET & CATALOG RETAIL - 1.9%
Catalog Retail - 1.1%
USA Interactive (a)	8,600	201,670
Internet Retail - 0.8%
Amazon.com, Inc. (a)	9,500	154,375
TOTAL INTERNET & CATALOG RETAIL		356,045
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
Overture Services, Inc. (a)	6,600	164,868
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
SmartForce PLC sponsored ADR (a)	5,400	$ 18,360
Yahoo!, Inc. (a)	16,900	249,444
		432,672
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Leisure Products - 0.6%
Mattel, Inc.	5,040	106,243
MEDIA - 16.6%
Advertising - 0.6%
Interpublic Group of Companies, Inc.	2,320	57,443
Lamar Advertising Co. Class A (a)	1,800	66,978
		124,421
Broadcasting & Cable TV - 7.0%
Clear Channel Communications, Inc. (a)	10,140	324,683
Comcast Corp. Class A (special) (a)	20,170	480,853
Cox Communications, Inc. Class A (a)	6,110	168,331
Liberty Media Corp. Class A (a)	28,810	288,100
Radio One, Inc. Class D (non-vtg.) (a)	4,200	62,454
		1,324,421
Movies & Entertainment - 6.8%
AMC Entertainment, Inc. (a)	7,200	102,240
AOL Time Warner, Inc. (a)	9,000	132,390
Fox Entertainment Group, Inc. Class A (a)	9,940	216,195
News Corp. Ltd. ADR	2,570	58,930
Regal Entertainment Group Class A	200	4,664
Viacom, Inc. Class B (non-vtg.) (a)	16,870	748,522
Walt Disney Co.	1,700	32,130
		1,295,071
Publishing - 2.2%
E.W. Scripps Co. Class A	2,400	184,800
Gannett Co., Inc.	1,180	89,562
McGraw-Hill Companies, Inc.	330	19,701
Meredith Corp.	2,100	80,535
The New York Times Co. Class A	730	37,595
		412,193
TOTAL MEDIA		3,156,106
MULTILINE RETAIL - 12.6%
Department Stores - 2.3%
Kohls Corp. (a)	4,900	343,392
Saks, Inc. (a)	7,700	98,868
		442,260
General Merchandise Stores - 10.3%
99 Cents Only Stores (a)	3,700	94,905
Big Lots, Inc. (a)	6,900	135,792
Costco Wholesale Corp. (a)	2,440	94,233
Dollar Tree Stores, Inc. (a)	1,710	67,391
Factory 2-U Stores, Inc. (a)	5,600	77,560

	Shares	Value (Note 1)
Family Dollar Stores, Inc.	960	$ 33,840
Target Corp.	11,900	453,390
Wal-Mart Stores, Inc.	17,980	989,080
		1,946,191
TOTAL MULTILINE RETAIL		2,388,451
PERSONAL PRODUCTS - 4.7%
Personal Products - 4.7%
Avon Products, Inc.	3,260	170,302
Estee Lauder Companies, Inc. Class A	6,210	218,592
Gillette Co.	14,790	500,937
		889,831
SPECIALTY RETAIL - 15.2%
Apparel Retail - 4.5%
Aeropostale, Inc.	3,500	95,795
American Eagle Outfitters, Inc. (a)	5,200	109,928
Christopher & Banks Corp. (a)	5,100	215,730
Gap, Inc.	15,200	215,840
Limited Brands, Inc.	9,930	211,509
		848,802
Computer & Electronics Retail - 1.2%
Best Buy Co., Inc. (a)	6,150	223,245
Home Improvement Retail - 7.5%
Home Depot, Inc.	25,410	933,309
Lowe's Companies, Inc.	11,040	501,216
		1,434,525
Specialty Stores - 2.0%
AutoNation, Inc. (a)	2,100	30,450
AutoZone, Inc. (a)	1,210	93,533
Bed Bath & Beyond, Inc. (a)	2,650	100,011
Borders Group, Inc. (a)	1,500	27,600
Foot Locker, Inc. (a)	6,600	95,370
Office Depot, Inc. (a)	2,200	36,960
		383,924
TOTAL SPECIALTY RETAIL		2,890,496
TEXTILES APPAREL & LUXURY GOODS - 5.8%
Apparel, Accessories & Luxury Goods - 4.7%
Coach, Inc. (a)	790	43,371
Gucci Group NV (NY Shares)	450	42,575
Liz Claiborne, Inc.	3,600	114,480
Oshkosh B'Gosh, Inc. Class A	6,800	295,731
Tropical Sportswear International Corp. (a)	18,000	399,420
		895,577
Common Stocks - continued
	Shares	Value (Note 1)
TEXTILES APPAREL & LUXURY GOODS - CONTINUED
Footwear - 1.1%
NIKE, Inc. Class B	2,100	$ 112,665
Reebok International Ltd. (a)	1,500	44,250
Skechers U.S.A., Inc. Class A (a)	2,400	51,864
		208,779
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,104,356
TOBACCO - 3.3%
Tobacco - 3.3%
Philip Morris Companies, Inc.	14,320	625,498
TOTAL COMMON STOCKS (Cost $18,827,975)		18,086,949
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 1.89% (b) (Cost $1,131,763)	1,131,763	1,131,763
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $19,959,738)	19,218,712
NET OTHER ASSETS - (1.1)%	(214,709)
NET ASSETS - 100%	$ 19,004,003
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,976,444 and $7,161,706, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,433 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $20,160,927. Net unrealized depreciation aggregated $942,215, of which $889,899 related to appreciated investment securities and $1,832,114 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $127,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $19,959,738) - See accompanying schedule		$ 19,218,712
Receivable for investments sold		109,448
Receivable for fund shares sold		10,515
Dividends receivable		17,351
Interest receivable		3,744
Redemption fees receivable		206
Total assets		19,359,976
Liabilities
Payable to custodian bank	$ 21,211
Payable for investments purchased	308,188
Payable for fund shares redeemed	29
Accrued management fee	9,305
Other payables and accrued expenses	17,240
Total liabilities		355,973
Net Assets		$ 19,004,003
Net Assets consist of:
Paid in capital		$ 20,072,751
Accumulated net investment (loss)		(30,569)
Accumulated undistributed net realized gain (loss) on investments		(297,153)
Net unrealized appreciation (depreciation) on investments		(741,026)
Net Assets, for 2,011,241 shares outstanding		$ 19,004,003
Net Asset Value, offering price and redemption price per share ($19,004,003 ÷ 2,011,241 shares)		$ 9.45

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 54,065
Interest		12,132
Total income		66,197
Expenses
Management fee	$ 41,282
Transfer agent fees	6,157
Accounting fees and expenses	30,016
Non-interested trustees' compensation	20
Custodian fees and expenses	6,852
Audit	9,386
Legal	176
Miscellaneous	550
Total expenses before reductions	94,439
Expense reductions	(2,585)	91,854
Net investment income (loss)		(25,657)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		58,770
Change in net unrealized appreciation (depreciation) on investment securities		(1,063,277)
Net gain (loss)		(1,004,507)
Net increase (decrease) in net assets resulting from operations		$ (1,030,164)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 18, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ (25,657)	$ 4,310
Net realized gain (loss)	58,770	(355,923)
Change in net unrealized appreciation (depreciation)	(1,063,277)	322,251
Net increase (decrease) in net assets resulting from operations	(1,030,164)	(29,362)
Distributions to shareholders from net investment income	(9,222)	-
Share transactions Net proceeds from sales of shares	14,189,246	8,426,309
Reinvestment of distributions	9,222	-
Cost of shares redeemed	(2,155,119)	(409,255)
Net increase (decrease) in net assets resulting from share transactions	12,043,349	8,017,054
Redemption fees	10,979	1,369
Total increase (decrease) in net assets	11,014,942	7,989,061
Net Assets
Beginning of period	7,989,061	-
End of period (including accumulated net investment loss of $30,569 and undistributed net investment income of $4,310, respectively)	$ 19,004,003	$ 7,989,061
Other Information Shares
Sold	1,411,156	865,993
Issued in reinvestment of distributions	967	-
Redeemed	(222,456)	(44,419)
Net increase (decrease)	1,189,667	821,574

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 G
Net asset value, beginning of period	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.01
Net realized and unrealized gain (loss)	(.25)	(.29)
Total from investment operations	(.27)	(.28)
Distributions from net investment income	(.01)	-
Redemption fees added to paid in capital E	.01	-
Net asset value, end of period	$ 9.45	$ 9.72
Total Return B, C, D	(2.68)%	(2.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.32% A	2.61% A
Expenses net of voluntary waivers, if any	1.32% A	1.50% A
Expenses net of all reductions	1.28% A	1.48% A
Net investment income (loss)	(.36)% A	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,004	$ 7,989
Portfolio turnover rate	110% A	162% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G For the period July 18, 2001 (commencement of operations) to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries Portfolio

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Cyclical Industries Portfolio on July 18, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $9,310 - a 6.90% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,310 - a 16.90% decrease.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Cylical Industries Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Pratima Abichandani, Portfolio Manager of Cyclical Industries Portfolio

Q. How did the fund perform, Pratima?

A. For the six-month period ending June 30, 2002, the fund outperformed the Standard & Poor's 500 Index, which returned -13.16%, while trailing the Goldman Sachs Cyclical Industries Index - an index of 246 stocks designed to measure the performance of companies in the cyclical industries sector - which declined 2.28%. Since the fund's inception on July 18, 2001, the fund outperformed the S&P 500, which declined by 16.90%, while trailing the Goldman Sachs Cyclical Industries Index, which lost 6.78%.

Q. What were the principal factors affecting performance?

A. In a period of heightened volatility, cyclical stocks outperformed the overall market but nevertheless lost ground. Cyclical and industrial stocks had performed well over the previous 12 to 18 months, as investors saw opportunities in companies that would benefit from a potentially robust economic rebound. However, when hopes of a quick recovery started to fade amid mixed signals about the health of the economy, investors tended to sell first the stocks that had done relatively well, especially those industrial stocks where valuations had risen in anticipation of a quicker and stronger recovery than seemed likely. This resulted in a flight of assets away from the sector. The fund's underperformance relative to the cyclical index was due principally to our large positions in a few poor-performing companies, most notably Tyco International.

Q. What were your principal strategies during the period?

A. I kept the portfolio focused on stocks that would benefit from low interest rates and an economic rebound. I overweighted consumer-related companies, particularly those that could take advantage of strong activity in the home real estate and remodeling markets. I emphasized home-building and related companies, including tool and appliance manufacturers. With the stepped-up spending on national defense, I also overweighted defense contractors. Meanwhile, I underweighted automobile and commodity chemical companies. While the auto industry had strong sales, expensive promotional campaigns, including low-cost financing, cut into profits. I de-emphasized commodity chemicals because their stock valuations already had risen in anticipation of a strong economic recovery, reducing their upside potential.

Q. What types of investments had the greatest positive influence on performance?

A. Standard Pacific, a home builder, performed very well, as did Black & Decker and Pentair, two tool manufacturers that benefited from persistently strong consumer spending on homes and home improvements. Among defense contractors, Lockheed Martin and Northrop Grumman both helped fund performance. While I underweighted automobile stocks, I maintained a position in General Motors, which I thought was the strongest of the big three domestic companies. This stock gained, helped by the introduction of competitive new vehicles.

Q. Where were the biggest disappointments?

A. Tyco International was the largest detractor, hurt by concerns about its accounting and corporate governance as well as allegations of executive misconduct. Despite its poor recent performance, Tyco remained the fund's biggest position at the end of the period. I continued to believe its divisions had solid businesses with strong cash flows and, after recent declines, I believed Tyco was a good, inexpensive stock with significant upside potential. General Electric also was a disappointment because of concerns about prospects in two of its major divisions. Investors were worried about how an eventual increase in interest rates could affect GE Capital; uncertainty in the electric power industry created concerns about GE's turbine engine business. Technology company PerkinElmer also declined because of slowing demand for its testing equipment in both the health care and semiconductor industries. As a group, airline industry stocks detracted, as passenger traffic increased more slowly than anticipated.

Q. What's your outlook?

A. The big issues to watch will be how strongly the economy recovers during the second half of 2002 and what type of guidance companies give about their earnings prospects. The business fundamentals in many parts of the industrials sector remain uncertain. However, the past year's cost-cutting should make it easier for companies to post year-over-year earnings gains, which should help support stock prices. I will watch my consumer-related holdings very carefully. They have done well but could be hurt by any increase in interest rates or decline in consumer spending and sentiment. I may continue to emphasize defense industry stocks. Although their valuations are high, their business fundamentals remain excellent as the nation increases its spending on national defense.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Note to shareholders: Matthew Fruhan became Portfolio Manager of the fund, effective August 1, 2002.

Fund Facts

Start date: July 18, 2001

Size: as of June 30, 2002, more than $13 million

Manager: Pratima Abichandani, since inception; joined Fidelity in 1994

3

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Tyco International Ltd.	4.2
General Electric Co.	3.9
3M Co.	3.1
Boeing Co.	3.1
Honeywell International, Inc.	2.8
17.1
Top Industries as of June 30, 2002
% of fund's net assets
Aerospace & Defense	14.7%
Machinery	14.1%
Household Durables	13.3%
Industrial Conglomerates	11.2%
Chemicals	6.5%
All Others*	40.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 14.7%
Aerospace & Defense - 14.7%
Boeing Co.	9,110	$ 409,950
EDO Corp.	3,120	88,920
General Dynamics Corp.	2,110	224,399
Honeywell International, Inc.	10,690	376,609
Lockheed Martin Corp.	4,720	328,040
Northrop Grumman Corp.	1,700	212,500
Precision Castparts Corp.	1,300	42,900
United Technologies Corp.	3,950	268,205
		1,951,523
AIR FREIGHT & LOGISTICS - 1.0%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	1,150	38,560
Expeditors International of Washington, Inc.	720	23,875
United Parcel Service, Inc. Class B	1,060	65,455
		127,890
AIRLINES - 3.4%
Airlines - 3.4%
Alaska Air Group, Inc. (a)	240	6,264
AMR Corp. (a)	5,070	85,480
Continental Airlines, Inc. Class B (a)	2,720	42,922
Delta Air Lines, Inc.	3,160	63,200
Northwest Airlines Corp. (a)	7,710	92,983
SkyWest, Inc.	270	6,315
Southwest Airlines Co.	8,260	133,482
UAL Corp.	1,410	16,130
		446,776
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	4,930	146,618
ArvinMeritor, Inc.	800	19,200
Delphi Corp.	6,720	88,704
Johnson Controls, Inc.	310	25,299
Keystone Automotive Industries, Inc. (a)	840	15,985
Superior Industries International, Inc.	420	19,425
		315,231
Tires & Rubber - 0.2%
Michelin SA (Compagnie Generale des Etablissements) Series B	600	24,399
TOTAL AUTO COMPONENTS		339,630
AUTOMOBILES - 3.9%
Automobile Manufacturers - 3.9%
Coachmen Industries, Inc.	1,060	15,370
General Motors Corp.	5,500	293,975
Honda Motor Co. Ltd.	1,800	74,556

	Shares	Value (Note 1)
Thor Industries, Inc.	1,180	$ 84,087
Winnebago Industries, Inc.	1,170	51,480
		519,468
BUILDING PRODUCTS - 4.5%
Building Products - 4.5%
American Standard Companies, Inc. (a)	2,470	185,497
Elcor Corp.	790	21,607
Masco Corp.	10,920	296,041
York International Corp.	2,690	90,895
		594,040
CHEMICALS - 6.5%
Commodity Chemicals - 1.5%
Georgia Gulf Corp.	3,990	105,496
Lyondell Chemical Co.	3,620	54,662
Millennium Chemicals, Inc.	3,020	42,431
		202,589
Diversified Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	1,750	77,700
Engelhard Corp.	2,640	74,765
		152,465
Fertilizers & Agricultural Chemicals - 0.2%
Monsanto Co.	1,730	30,794
Industrial Gases - 1.8%
Praxair, Inc.	4,080	232,438
Specialty Chemicals - 1.8%
Arch Chemicals, Inc.	730	18,031
Ferro Corp.	2,630	79,295
Minerals Technologies, Inc.	530	26,140
Omnova Solutions, Inc.	7,160	60,144
PolyOne Corp.	5,330	59,963
		243,573
TOTAL CHEMICALS		861,859
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Environmental Services - 1.1%
Allied Waste Industries, Inc. (a)	10,420	100,032
Republic Services, Inc. (a)	2,350	44,815
		144,847
Office Services & Supplies - 1.7%
Avery Dennison Corp.	2,160	135,540
Herman Miller, Inc.	2,160	43,848
Steelcase, Inc. Class A	3,090	41,344
		220,732
TOTAL COMMERCIAL SERVICES & SUPPLIES		365,579
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Fluor Corp.	1,250	$ 48,688
Jacobs Engineering Group, Inc. (a)	2,140	74,429
		123,117
CONSTRUCTION MATERIALS - 1.3%
Construction Materials - 1.3%
Centex Construction Products, Inc.	220	8,008
Florida Rock Industries, Inc.	1,230	44,046
Martin Marietta Materials, Inc.	2,020	78,780
Texas Industries, Inc.	450	14,171
Vulcan Materials Co.	500	21,900
		166,905
CONTAINERS & PACKAGING - 1.7%
Metal & Glass Containers - 1.3%
Applied Extrusion Technologies, Inc. (a)	4,830	33,569
Owens-Illinois, Inc. (a)	2,250	30,915
Pactiv Corp. (a)	4,510	107,338
		171,822
Paper Packaging - 0.4%
Packaging Corp. of America (a)	1,640	32,620
Sealed Air Corp.	670	26,981
		59,601
TOTAL CONTAINERS & PACKAGING		231,423
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.6%
A.O. Smith Corp.	1,500	46,815
AMETEK, Inc.	520	19,370
Baldor Electric Co.	1,260	31,752
Emerson Electric Co.	2,210	118,257
		216,194
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
Electronic Equipment & Instruments - 1.7%
Millipore Corp.	1,940	62,041
PerkinElmer, Inc.	3,700	40,885
Plexus Corp. (a)	790	14,299
Roper Industries, Inc.	970	36,181
Thermo Electron Corp.	4,710	77,715
		231,121
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Delta & Pine Land Co.	2,180	43,818
HOUSEHOLD DURABLES - 13.3%
Home Furnishings - 3.2%
Furniture Brands International, Inc. (a)	4,550	137,638

	Shares	Value (Note 1)
Leggett & Platt, Inc.	4,560	$ 106,704
Mohawk Industries, Inc. (a)	3,042	187,174
		431,516
Homebuilding - 6.3%
Beazer Homes USA, Inc. (a)	1,520	121,600
Centex Corp.	2,400	138,696
Clayton Homes, Inc.	1,240	19,592
D.R. Horton, Inc.	2,805	73,014
Fleetwood Enterprises, Inc.	3,140	27,318
Lennar Corp.	1,600	97,920
M.D.C. Holdings, Inc.	540	28,080
Oakwood Homes Corp. (a)	770	3,842
Pulte Homes, Inc.	1,240	71,275
Ryland Group, Inc.	2,240	111,440
Standard Pacific Corp.	3,970	139,268
Toll Brothers, Inc. (a)	180	5,274
		837,319
Household Appliances - 3.8%
Black & Decker Corp.	5,340	257,388
Maytag Corp.	1,810	77,197
Snap-On, Inc.	2,850	84,617
Whirlpool Corp.	1,350	88,236
		507,438
TOTAL HOUSEHOLD DURABLES		1,776,273
INDUSTRIAL CONGLOMERATES - 11.2%
Industrial Conglomerates - 11.2%
3M Co.	3,340	410,820
General Electric Co.	17,960	521,738
Tyco International Ltd.	41,440	559,847
		1,492,405
MACHINERY - 14.1%
Construction & Farm Machinery & Heavy Trucks - 2.8%
AGCO Corp. (a)	2,010	39,195
Astec Industries, Inc. (a)	5,610	90,265
Navistar International Corp.	3,980	127,360
Oshkosh Truck Co.	1,020	60,292
PACCAR, Inc.	360	15,980
Terex Corp. (a)	1,950	43,856
		376,948
Industrial Machinery - 11.3%
Albany International Corp. Class A	4,140	111,407
Danaher Corp.	1,960	130,046
Donaldson Co., Inc.	710	24,878
Eaton Corp.	1,940	141,135
Graco, Inc.	765	19,232
IDEX Corp.	2,020	67,670
Illinois Tool Works, Inc.	3,900	266,370
Ingersoll-Rand Co. Ltd. Class A	1,310	59,815
Kennametal, Inc.	2,806	102,700
Milacron, Inc.	5,140	52,171
Common Stocks - continued
	Shares	Value (Note 1)
MACHINERY - CONTINUED
Industrial Machinery - continued
Parker Hannifin Corp.	2,580	$ 123,298
Pentair, Inc.	3,040	146,163
SPX Corp. (a)	2,010	236,175
Stewart & Stevenson Services, Inc.	1,350	23,949
		1,505,009
TOTAL MACHINERY		1,881,957
MARINE - 0.4%
Marine - 0.4%
Stelmar Shipping Ltd. (a)	960	14,246
Teekay Shipping Corp.	1,210	44,661
		58,907
METALS & MINING - 1.9%
Aluminum - 0.7%
Alcan, Inc.	1,160	44,142
Alcoa, Inc.	480	15,912
Century Aluminum Co.	2,090	31,120
		91,174
Diversified Metals & Mining - 1.0%
Arch Coal, Inc.	1,790	40,651
Massey Energy Corp.	2,400	30,480
Phelps Dodge Corp.	800	32,960
Teck Cominco Ltd. Class B (sub. vtg.)	3,440	31,194
		135,285
Steel - 0.2%
Nucor Corp.	430	27,967
TOTAL METALS & MINING		254,426
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
LNR Property Corp.	910	31,395
ROAD & RAIL - 5.0%
Railroads - 4.8%
Canadian National Railway Co.	3,590	189,503
CSX Corp.	3,620	126,881
Kansas City Southern (a)	2,620	44,540
Norfolk Southern Corp.	3,160	73,881
Union Pacific Corp.	3,160	199,965
		634,770
Trucking - 0.2%
P.A.M. Transportation Services, Inc. (a)	1,150	27,623
TOTAL ROAD & RAIL		662,393

	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.7%
Semiconductor Equipment - 1.7%
Applied Materials, Inc. (a)	2,490	$ 47,360
Cabot Microelectronics Corp. (a)	460	19,854
Cohu, Inc.	1,340	23,155
KLA-Tencor Corp. (a)	1,240	54,548
Kulicke & Soffa Industries, Inc. (a)	2,400	29,736
Mykrolis Corp.	1,319	15,577
Teradyne, Inc. (a)	1,730	40,655
		230,885
SPECIALTY RETAIL - 1.6%
Specialty Stores - 1.6%
AutoZone, Inc. (a)	480	37,104
Group 1 Automotive, Inc. (a)	1,480	56,462
O'Reilly Automotive, Inc. (a)	660	18,190
Sonic Automotive, Inc. Class A (a)	3,910	100,683
		212,439
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Fastenal Co.	820	31,578
W.W. Grainger, Inc.	340	17,034
		48,612
TOTAL COMMON STOCKS (Cost $13,418,466)		12,869,035
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 1.89% (b) (Cost $503,392)	503,392	503,392
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $13,921,858)	13,372,427
NET OTHER ASSETS - (0.5)%	(61,767)
NET ASSETS - 100%	$ 13,310,660
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,053,043 and $4,975,901, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $91 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $14,335,659. Net unrealized depreciation aggregated $963,232, of which $1,236,947 related to appreciated investment securities and $2,200,179 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $47,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $13,921,858) - See accompanying schedule		$ 13,372,427
Cash		8,095
Foreign currency held at value (cost $178)		185
Receivable for investments sold		18,721
Dividends receivable		9,031
Interest receivable		533
Total assets		13,408,992
Liabilities
Payable for investments purchased	$ 56,496
Payable for fund shares redeemed	17,977
Accrued management fee	6,931
Other payables and accrued expenses	16,928
Total liabilities		98,332
Net Assets		$ 13,310,660
Net Assets consist of:
Paid in capital		$ 14,386,992
Accumulated net investment (loss)		(20,222)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(506,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(549,389)
Net Assets, for 1,430,739 shares outstanding		$ 13,310,660
Net Asset Value, offering price and redemption price per share ($13,310,660 ÷ 1,430,739 shares)		$ 9.30

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 74,088
Interest		8,514
Total income		82,602
Expenses
Management fee	$ 42,671
Transfer agent fees	6,264
Accounting fees and expenses	30,018
Non-interested trustees' compensation	23
Custodian fees and expenses	5,687
Audit	9,387
Legal	200
Miscellaneous	1,418
Total expenses before reductions	95,668
Expense reductions	(478)	95,190
Net investment income (loss)		(12,588)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(432,819)
Foreign currency transactions	532
Total net realized gain (loss)		(432,287)
Change in net unrealized appreciation (depreciation) on: Investment securities	(980,835)
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		(980,774)
Net gain (loss)		(1,413,061)
Net increase (decrease) in net assets resulting from operations		$ (1,425,649)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 18, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ (12,588)	$ 4,258
Net realized gain (loss)	(432,287)	(74,076)
Change in net unrealized appreciation (depreciation)	(980,774)	431,385
Net increase (decrease) in net assets resulting from operations	(1,425,649)	361,567
Distributions to shareholders from net investment income	(12,250)	-
Share transactions Net proceeds from sales of shares	10,348,119	10,188,934
Reinvestment of distributions	12,250	-
Cost of shares redeemed	(5,928,962)	(265,815)
Net increase (decrease) in net assets resulting from share transactions	4,431,407	9,923,119
Redemption fees	26,775	5,691
Total increase (decrease) in net assets	3,020,283	10,290,377
Net Assets
Beginning of period	10,290,377	-
End of period (including accumulated net investment loss of $20,222 and undistributed net investment income of $4,616, respectively)	$ 13,310,660	$ 10,290,377
Other Information Shares
Sold	1,018,463	1,052,242
Issued in reinvestment of distributions	1,303	-
Redeemed	(611,606)	(29,663)
Net increase (decrease)	408,160	1,022,579

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 F
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01
Net realized and unrealized gain (loss)	(.76)	.04
Total from investment operations	(.77)	.05
Distributions from net investment income	(.01)	-
Redemption fees added to paid in capital E	.02	.01
Net asset value, end of period	$ 9.30	$ 10.06
Total Return B, C, D	(7.46)%	.60%
Ratios to Average Net Assets G
Expenses before expense reductions	1.29% A	2.70% A
Expenses net of voluntary waivers, if any	1.29% A	1.50% A
Expenses net of all reductions	1.29% A	1.50% A
Net investment income (loss)	(.17)% A	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,311	$ 10,290
Portfolio turnover rate	74% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Financial Services Portfolio on July 18, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $9,419 - a 5.81% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,310 - a 16.90% decrease.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jeffrey Feingold, Portfolio Manager of Financial Services Portfolio

Q. How did the fund perform, Jeff?

A. For the six months that ended June 30, 2002, the fund slightly trailed the Goldman Sachs Financial Services Index - an index of 249 stocks designed to measure the performance of companies in the financial services sector - which declined 1.27%, while substantially outperforming the Standard & Poor's 500 Index, which returned -13.16%. Since the fund's inception on July 18, 2001, its performance slightly trailed the Goldman Sachs index, which had a return of -5.15%, while outperforming the S&P 500, which returned -16.90%.

Q. What were the principal factors affecting performance?

A. Several of our larger positions, such as American International Group, saw their valuations decline in line with other large-cap companies with complicated structures, despite having strong earnings. This accounted for the fund's marginal underperformance relative to the Goldman Sachs Financial Services Index. Finance stocks, as an overall sector, held up much better than the broader market in a very volatile period for stocks. Traditional, plain-vanilla banks, which derive the major share of their revenues from lending, performed very well. Although economic trends were mixed, banks have thus far been able to escape the large credit problems that have hurt them in earlier slumps. In contrast, investment banks and capital-market sensitive institutions, such as Citigroup and J.P. Morgan Chase, suffered because of their exposure to equity-sensitive business such as initial public offerings, mergers and acquisitions, and equity trading, all of which fell off substantially.

Q. What were your key strategies during the period?

A. I maintained a healthy emphasis on the large-cap, traditional lenders, whose earnings grew at a brisk pace as the Federal Reserve kept short-term interest rates low, resulting in wide profit margins for many of these companies. Although I reduced the fund's emphasis on capital-market sensitive companies, I still overweighted them. I also emphasized property-and-casualty companies in response to their improved pricing power in the wake of September 11.

Q. What companies contributed positively to fund performance?

A. Large, traditional banking companies, such as Wells Fargo, Bank of America and Wachovia, performed very well in a low interest rate environment. Life insurance companies, such as AFLAC, also supported performance as investors bid up the prices of companies with decent earnings gains in a market where many companies reported disappointments. For the same reason, USA Education, which specializes in student loans, performed very well due to its strong loan and earnings growth. USA Education recently changed its name to SLM Corp.

Q. What were the major disappointments?

A. As I mentioned earlier, American International was a major disappointment despite its strong fundamentals and healthy earnings growth. I overweighted data processing giant First Data, whose stock price also fell in the face of good earnings. First Data was a victim of investors' anxieties about businesses with complicated finances. Citigroup suffered because of the same concerns as First Data and because of its exposure to the weak capital markets. Investment banks and brokerage houses in general underperformed, with the stocks of Morgan Stanley, Merrill Lynch, Goldman Sachs and Charles Schwab all falling as the equity markets declined.

Q. What's your outlook?

A. I'm cautiously optimistic about the financial services sector. Traditional banks, which have been the performance leaders recently, still appear attractive as long as interest rates remain low and loan losses stay under control. While the overall economy is under pressure, banks do not appear to have any major credit problems on the horizon. I also am interested in property-and-casualty insurers, which may have strong pricing power and excellent earnings growth potential. I'm attracted by the risk/reward potential for brokers and investment banks over the next 12 to 18 months, even though they have detracted from performance recently. Their earnings growth depends on an economic recovery and a rebound in the equity markets, and their stock performance may improve as the environment brightens.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Start date: July 18, 2001

Size: as of June 30, 2002, more than $41 million

Manager: Jeffrey Feingold, since 2001; joined Fidelity in 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
American International Group, Inc.	7.7
Bank of America Corp.	6.5
Berkshire Hathaway, Inc. Class B	4.3
Wachovia Corp.	4.0
Citigroup, Inc.	3.9
26.4
Top Industries as of June 30, 2002
% of fund's net assets
Banks	36.4%
Diversified Financials	33.2%
Insurance	23.9%
Real Estate	3.6%
Commercial Services & Supplies	2.3%
All Others*	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
BANKS - 36.4%
Banks - 36.4%
Bank of America Corp.	38,520	$ 2,710,267
Bank of Hawaii Corp.	2,560	71,680
Bank of New York Co., Inc.	3,650	123,188
Bank One Corp.	40,870	1,572,678
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	22,880	283,712
Banknorth Group, Inc.	4,100	106,682
City National Corp.	1,970	105,888
Commerce Bancorp, Inc., New Jersey	6,875	303,875
Commerce Bancshares, Inc.	1,682	74,412
Fifth Third Bancorp	12,380	825,127
FleetBoston Financial Corp.	32,770	1,060,110
Golden West Financial Corp.	4,660	320,515
Greater Bay Bancorp	14,300	439,868
Huntington Bancshares, Inc.	16,780	325,868
IBERIABANK Corp.	3,200	129,728
Investors Financial Services Corp.	2,720	91,229
Mellon Financial Corp.	5,890	185,123
National Bank of Canada	22,490	449,414
Northern Trust Corp.	2,250	99,135
PNC Financial Services Group, Inc.	2,120	110,834
Royal Bank of Canada	14,760	511,047
Silicon Valley Bancshares (a)	2,430	64,055
Sovereign Bancorp, Inc.	71,660	1,071,317
U.S. Bancorp, Delaware	21,670	505,995
UnionBanCal Corp.	7,450	349,033
Wachovia Corp.	43,802	1,672,360
Washington Mutual, Inc.	12,280	455,711
Wells Fargo & Co.	25,000	1,251,500
		15,270,351
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Data Processing Services - 2.3%
First Data Corp.	23,620	878,664
InterCept, Inc. (a)	3,930	81,430
		960,094
DIVERSIFIED FINANCIALS - 33.2%
Consumer Finance - 4.5%
Capital One Financial Corp.	2,350	143,468
Farmer Mac Class C (non-vtg.) (a)	9,800	261,660
Household International, Inc.	13,030	647,591
MBNA Corp.	24,610	813,853
		1,866,572
Diversified Financial Services - 28.7%
A.G. Edwards, Inc.	1,140	44,312
Alliance Capital Management Holding LP	2,500	85,625
AMBAC Financial Group, Inc.	2,910	195,552
American Express Co.	27,060	982,819
Bear Stearns Companies, Inc.	1,480	90,576
Charles Schwab Corp.	55,360	620,032

	Shares	Value (Note 1)
Citigroup, Inc.	42,202	$ 1,635,328
Fannie Mae	20,360	1,501,550
Federated Investors, Inc. Class B (non-vtg.)	1,980	68,449
Freddie Mac	14,930	913,716
Goldman Sachs Group, Inc.	5,920	434,232
J.P. Morgan Chase & Co.	47,830	1,622,394
LaBranche & Co., Inc. (a)	2,030	46,487
Lehman Brothers Holdings, Inc.	18,440	1,152,869
Merrill Lynch & Co., Inc.	15,680	635,040
Morgan Stanley	24,790	1,067,953
SLM Corp.	5,480	531,012
Stilwell Financial, Inc.	15,900	289,380
Van der Moolen Holding NV sponsored ADR	5,096	105,997
Waddell & Reed Financial, Inc. Class A	1,410	32,317
		12,055,640
TOTAL DIVERSIFIED FINANCIALS		13,922,212
INSURANCE - 23.9%
Insurance Brokers - 0.1%
Brown & Brown, Inc.	1,900	59,850
Life & Health Insurance - 4.0%
AFLAC, Inc.	19,380	620,160
Canada Life Financial Corp.	6,030	147,936
MetLife, Inc.	22,540	649,152
Sun Life Financial Services of Canada, Inc.	11,500	249,674
		1,666,922
Multi-Line Insurance - 9.7%
Allmerica Financial Corp.	1,820	84,084
American International Group, Inc.	47,290	3,226,589
Hartford Financial Services Group, Inc.	10,960	651,791
HCC Insurance Holdings, Inc.	4,220	111,197
		4,073,661
Property & Casualty Insurance - 9.2%
ACE Ltd.	4,440	140,304
Allstate Corp.	20,200	746,996
Berkshire Hathaway, Inc. Class B (a)	801	1,789,434
Cincinnati Financial Corp.	6,670	310,355
Markel Corp. (a)	450	88,650
MBIA, Inc.	3,260	184,288
Old Republic International Corp.	13,090	412,335
Radian Group, Inc.	3,580	174,883
		3,847,245
Reinsurance - 0.9%
RenaissanceRe Holdings Ltd.	10,470	383,202
TOTAL INSURANCE		10,030,880
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - 3.6%
Real Estate Investment Trusts - 3.6%
Apartment Investment & Management Co. Class A	4,860	$ 239,112
Duke Realty Corp.	8,430	244,049
Equity Office Properties Trust	8,170	245,917
Equity Residential Properties Trust (SBI)	8,990	258,463
Pan Pacific Retail Properties, Inc.	2,300	78,614
Regency Centers Corp.	2,500	74,125
Vornado Realty Trust	8,450	390,390
		1,530,670
TOTAL COMMON STOCKS (Cost $42,077,678)		41,714,207
Money Market Funds - 4.2%

Fidelity Securities Lending Cash Central Fund, 1.93% (b) (Cost $1,752,098)	1,752,098	1,752,098
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $43,829,776)	43,466,305
NET OTHER ASSETS - (3.6)%	(1,514,158)
NET ASSETS - 100%	$ 41,952,147
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $34,765,303 and $18,221,462, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,780 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $615,023.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $44,357,310. Net unrealized depreciation aggregated $891,005, of which $1,987,807 related to appreciated investment securities and $2,878,812 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $209,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,313,471) (cost $43,829,776) - See accompanying schedule		$ 43,466,305
Receivable for investments sold		405,564
Receivable for fund shares sold		4,585
Dividends receivable		69,749
Interest receivable		453
Redemption fees receivable		24
Other receivables		1,318
Total assets		43,947,998
Liabilities
Payable to custodian bank	$ 195,584
Payable for investments purchased	11,463
Accrued management fee	21,049
Other payables and accrued expenses	15,657
Collateral on securities loaned, at value	1,752,098
Total liabilities		1,995,851
Net Assets		$ 41,952,147
Net Assets consist of:
Paid in capital		$ 43,119,085
Undistributed net investment income		171,239
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(974,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(363,433)
Net Assets, for 4,460,917 shares outstanding		$ 41,952,147
Net Asset Value, offering price and redemption price per share ($41,952,147 ÷ 4,460,917 shares)		$ 9.40

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 327,702
Interest		11,760
Security lending		1,743
Total income		341,205
Expenses
Management fee	$ 112,628
Transfer agent fees	14,574
Accounting and security lending fees	30,064
Non-interested trustees' compensation	60
Custodian fees and expenses	7,335
Audit	9,415
Legal	486
Miscellaneous	1,965
Total expenses before reductions	176,527
Expense reductions	(6,561)	169,966
Net investment income (loss)		171,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(306,322)
Foreign currency transactions	(155)
Total net realized gain (loss)		(306,477)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,471,153)
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		(1,471,108)
Net gain (loss)		(1,777,585)
Net increase (decrease) in net assets resulting from operations		$ (1,606,346)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 18, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ 171,239	$ 56,512
Net realized gain (loss)	(306,477)	(668,627)
Change in net unrealized appreciation (depreciation)	(1,471,108)	1,107,675
Net increase (decrease) in net assets resulting from operations	(1,606,346)	495,560
Distributions to shareholders from net investment income	-	(58,630)
Share transactions Net proceeds from sales of shares	18,467,549	29,161,513
Reinvestment of distributions	-	58,630
Cost of shares redeemed	(4,002,884)	(604,861)
Net increase (decrease) in net assets resulting from share transactions	14,464,665	28,615,282
Redemption fees	25,100	16,516
Total increase (decrease) in net assets	12,883,419	29,068,728
Net Assets
Beginning of period	29,068,728	-
End of period (including undistributed net investment income of $171,239 and $0, respectively)	$ 41,952,147	$ 29,068,728
Other Information Shares
Sold	1,866,630	3,076,210
Issued in reinvestment of distributions	-	6,051
Redeemed	(420,492)	(67,482)
Net increase (decrease)	1,446,138	3,014,779

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 G
Net asset value, beginning of period	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.03
Net realized and unrealized gain (loss)	(.29)	(.38) F
Total from investment operations	(.25)	(.35)
Distributions from net investment income	-	(.02)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 9.40	$ 9.64
Total Return B, C, D	(2.49)%	(3.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	.91% A	1.40% A
Expenses net of voluntary waivers, if any	.91% A	1.40% A
Expenses net of all reductions	.87% A	1.37% A
Net investment income (loss)	.88% A	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,952	$ 29,069
Portfolio turnover rate	98% A	114% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 18, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Health Care Portfolio on July 18, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $8,646 - a 13.54% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,310 - a 16.90% decrease.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Steven Calhoun became Portfolio Manager of Health Care Portfolio on March 1, 2002.

Q. How did the fund perform, Steve?

A. For the six-month period that ended June 30, 2002, the fund outperformed the Goldman Sachs Health Care Index - an index of 117 stocks designed to measure the performance of companies in the health care sector - which declined 18.46%. The fund modestly underperformed the Standard & Poor's 500 Index, which lost 13.16% for the same period. Since the fund's inception on July 18, 2001, through June 30, 2002, the fund outperformed the Goldman Sachs index, which dropped 16.93%, as well as the S&P 500, which lost 16.90%.

Q. Why did the fund outperform the Goldman Sachs index, but not the S&P 500 during the six-month period?

A. The fund's outperformance of the Goldman Sachs index came primarily as a result of our underweighting in pharmaceutical stocks. Pharmaceuticals declined during the period as the marketplace weighed the impact of drug patent expirations and the influx of generic drugs on name brand positioning. The broader market index fared better than the fund primarily because of its more limited exposure to the sector.

Q. Have you made any changes since taking over as manager?

A. Yes, I have. When I took over in March, I made some significant changes to the fund's allocations that proved beneficial to fund performance. I reduced its exposure to pharmaceutical stocks and biotechnology stocks, which performed poorly during the six-month period and were largely responsible for the fund's negative return. To replace those positions, I added to medical technology, hospital and health maintenance organization (HMO) stocks. Toward the end of the period, I began to selectively add to pharmaceutical stocks as valuations and earnings estimates looked more appealing.

Q. Why did you add to the medical technology, hospital and HMO sectors?

A. In the medical technology sector, I saw two broad trends: the Medit II Trial for ICDs and drug-coated stents. An ICD - Implantable Cardioverter Defibrillator - is a small device designed to control abnormal heart rhythms and, if needed, shock a too-rapid rhythm back to normal and prevent a heart attack. Sales growth estimates for ICDs are strong due to the Medit II trial, which found that ICDs dramatically lowered heart attack risk and that the number of potential ICD patients doubled to approximately 600,000 annually. Regarding the second trend, drug-coated stents were approved for use and will be sold in the U.S. starting in February 2003 at a significant price increase over current stent products. The new stents proved to be effective in lowering restenosis - the reblockage of arteries - and risk of infection after surgery. Usage of stents is expected to be high as surgeons realize its preventative benefits. Within the hospital sector, there's an interesting dynamic between the for-profit hospitals, which make up roughly 15% of the market, and the non-profit hospitals. Within the non-profit sector, 60% of the hospitals are losing money and are under pressure to reduce costs, with the result that some of them are closing. This bodes well for the hospitals that are making money and can add beds. Finally, HMOs continued to see positive pricing for their plans and, in fact, received price increases already in 2002, with additional increases expected in 2003.

Q. Which stocks helped fund performance?

A. Hospital stocks Tenet Healthcare and Triad Hospitals as well as UnitedHealthcare, an HMO, were top contributors for the reasons I discussed earlier. Zimmer Holdings, a maker of orthopedic equipment, also made a positive contribution, as it benefited from growing demand from baby boomers for hip and knee replacement surgery. Not owning pharmaceutical stock Eli Lilly, which suffered under Food and Drug Administration and manufacturing pressures, also helped performance.

Q. Which stocks hurt performance?

A. The negative contributors were found primarily in the troubled biotech sector due to high valuations and weaker-than-expected sales results. ImClone Systems, Enzon and MedImmune were some of the names that were hard hit by the sector's woes. The fund no longer owns ImClone, but, as of the end of the period, continued to hold the others in hopes of a sector bounce back.

Q. What's your outlook, Steve?

A. I'm cautiously optimistic. The U.S. economy and dollar continued to weaken during the six-month period. A weaker U.S. currency may bode well for the health care sector, which historically performs well when the dollar weakens. This could prove beneficial for health care company exports, as the weaker U.S. dollar may lead to more competitive pricing, particularly in Europe.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 2.

Fund Facts

Start date: July 18, 2001

Size: as of June 30, 2002, more than $50 million

Manager: Steven Calhoun, since March 2002; joined Fidelity in 1994

3

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Pfizer, Inc.	8.9
Merck & Co., Inc.	8.2
Johnson & Johnson	8.0
Abbott Laboratories	6.1
Medtronic, Inc.	5.5
36.7
Top Industries as of June 30, 2002
% of fund's net assets
Pharmaceuticals	49.0%
Health Care Equipment & Supplies	20.7%
Health Care Providers & Services	20.0%
Biotechnology	7.8%
All Others*	2.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 7.8%
Biotechnology - 7.8%
Amgen, Inc. (a)	12,680	$ 531,038
Biogen, Inc. (a)	17,300	716,739
Enzon, Inc. (a)	22,100	543,881
Genzyme Corp. - General Division (a)	1,500	28,860
Gilead Sciences, Inc. (a)	27,380	900,254
IDEC Pharmaceuticals Corp. (a)	12,100	428,945
Invitrogen Corp. (a)	8,600	275,286
MedImmune, Inc. (a)	19,330	510,312
		3,935,315
HEALTH CARE EQUIPMENT & SUPPLIES - 20.7%
Health Care Equipment - 20.5%
Apogent Technologies, Inc. (a)	5,600	115,192
Baxter International, Inc.	38,650	1,717,993
Becton, Dickinson & Co.	7,800	268,710
Biomet, Inc.	39,965	1,083,851
Boston Scientific Corp. (a)	35,610	1,044,085
C.R. Bard, Inc.	2,480	140,318
CTI Molecular Imaging, Inc.	6,500	149,110
Hillenbrand Industries, Inc.	2,400	134,760
Medtronic, Inc.	64,760	2,774,966
St. Jude Medical, Inc. (a)	17,130	1,265,051
Stryker Corp.	11,800	631,418
Varian Medical Systems, Inc. (a)	7,120	288,716
Zimmer Holdings, Inc. (a)	20,475	730,139
		10,344,309
Health Care Supplies - 0.2%
Alcon, Inc.	3,100	106,175
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,450,484
HEALTH CARE PROVIDERS & SERVICES - 20.0%
Health Care Distributors & Services - 1.0%
AdvancePCS Class A (a)	7,100	169,974
Laboratory Corp. of America Holdings (a)	1,700	77,605
Priority Healthcare Corp. Class B (a)	11,700	274,950
Quest Diagnostics, Inc. (a)	200	17,210
		539,739
Health Care Facilities - 9.1%
Community Health Systems, Inc. (a)	11,600	310,880
HCA, Inc.	25,800	1,225,500
Health Management Associates, Inc. Class A (a)	28,900	582,335
Manor Care, Inc. (a)	6,200	142,600
Tenet Healthcare Corp. (a)	22,700	1,624,185
Triad Hospitals, Inc. (a)	12,700	538,226
United Surgical Partners International, Inc.	4,900	151,802
		4,575,528

	Shares	Value (Note 1)
Managed Health Care - 9.9%
Anthem, Inc.	16,700	$ 1,126,916
Health Net, Inc. (a)	8,900	238,253
Trigon Healthcare, Inc. (a)	5,000	502,900
UnitedHealth Group, Inc.	28,900	2,645,795
Wellpoint Health Networks, Inc. (a)	6,000	466,860
		4,980,724
TOTAL HEALTH CARE PROVIDERS & SERVICES		10,095,991
PHARMACEUTICALS - 49.0%
Pharmaceuticals - 49.0%
Abbott Laboratories	81,820	3,080,523
Allergan, Inc.	6,400	427,200
Barr Laboratories, Inc. (a)	7,600	482,828
Bristol-Myers Squibb Co.	78,450	2,016,165
Forest Laboratories, Inc. (a)	6,680	472,944
Johnson & Johnson	77,040	4,026,110
King Pharmaceuticals, Inc. (a)	23,400	520,650
Merck & Co., Inc.	81,880	4,146,403
Pfizer, Inc.	128,560	4,499,600
Pharmacia Corp.	3,000	112,350
Schering-Plough Corp.	62,890	1,547,094
SICOR, Inc. (a)	16,200	300,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,800	320,544
Wyeth	53,420	2,735,104
		24,687,863
TOTAL COMMON STOCKS (Cost $53,896,981)		49,169,653
Money Market Funds - 4.0%

Fidelity Securities Lending Cash Central Fund, 1.93% (b) (Cost $2,037,535)	2,037,535	2,037,535
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $55,934,516)	51,207,188
NET OTHER ASSETS - (1.5)%	(762,469)
NET ASSETS - 100%	$ 50,444,719
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $57,138,710 and $54,170,342, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,948 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $57,680,473. Net unrealized depreciation aggregated $6,473,285, of which $1,856,252 related to appreciated investment securities and $8,329,537 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,027,070) (cost $55,934,516) - See accompanying schedule		$ 51,207,188
Receivable for investments sold		2,199,144
Receivable for fund shares sold		1,603
Dividends receivable		25,928
Interest receivable		1,476
Redemption fees receivable		52
Other receivables		254
Total assets		53,435,645
Liabilities
Payable to custodian bank	$ 170,378
Payable for investments purchased	628,857
Payable for fund shares redeemed	116,383
Accrued management fee	26,077
Other payables and accrued expenses	11,696
Collateral on securities loaned, at value	2,037,535
Total liabilities		2,990,926
Net Assets		$ 50,444,719
Net Assets consist of:
Paid in capital		$ 59,811,859
Undistributed net investment income		58,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,698,101)
Net unrealized appreciation (depreciation) on investments		(4,727,328)
Net Assets, for 5,854,930 shares outstanding		$ 50,444,719
Net Asset Value, offering price and redemption price per share ($50,444,719 ÷ 5,854,930 shares)		$ 8.62

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 263,851
Interest		28,663
Security lending		2,339
Total income		294,853
Expenses
Management fee	$ 179,478
Transfer agent fees	21,782
Accounting and security lending fees	30,178
Non-interested trustees' compensation	105
Custodian fees and expenses	4,363
Audit	10,724
Legal	744
Miscellaneous	4,144
Total expenses before reductions	251,518
Expense reductions	(14,954)	236,564
Net investment income (loss)		58,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,822,472)
Foreign currency transactions	(173)
Total net realized gain (loss)		(3,822,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,056,796)
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		(6,056,807)
Net gain (loss)		(9,879,452)
Net increase (decrease) in net assets resulting from operations		$ (9,821,163)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 18, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ 58,289	$ 21,909
Net realized gain (loss)	(3,822,645)	(712,742)
Change in net unrealized appreciation (depreciation)	(6,056,807)	1,329,479
Net increase (decrease) in net assets resulting from operations	(9,821,163)	638,646
Distributions to shareholders from net realized gain	(66,399)	(118,225)
Share transactions Net proceeds from sales of shares	11,747,052	71,421,465
Reinvestment of distributions	66,399	118,225
Cost of shares redeemed	(12,733,005)	(10,968,598)
Net increase (decrease) in net assets resulting from share transactions	(919,554)	60,571,092
Redemption fees	22,842	137,480
Total increase (decrease) in net assets	(10,784,274)	61,228,993
Net Assets
Beginning of period	61,228,993	-
End of period (including undistributed net investment income of $58,289 and $0, respectively)	$ 50,444,719	$ 61,228,993
Other Information Shares
Sold	1,189,754	7,098,481
Issued in reinvestment of distributions	6,838	11,467
Redeemed	(1,351,789)	(1,099,821)
Net increase (decrease)	(155,197)	6,010,127

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 F
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01
Net realized and unrealized gain (loss)	(1.57)	.16
Total from investment operations	(1.56)	.17
Distributions from net realized gain	(.01)	(.02)
Redemption fees added to paid in capital E	-	.04
Net asset value, end of period	$ 8.62	$ 10.19
Total Return B, C, D	(15.32)%	2.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	1.01% A
Expenses net of voluntary waivers, if any	.81% A	1.01% A
Expenses net of all reductions	.76% A	1.00% A
Net investment income (loss)	.19% A	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,445	$ 61,229
Portfolio turnover rate	186% A	82% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Natural Resources Portfolio on July 19, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $9,680 - a 3.20% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,260 - a 17.40% decrease.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: John Porter became Portfolio Manager of Natural Resources Portfolio on March 1, 2002.

Q. How did the fund perform, John?

A. For the six months ending June 30, 2002, the fund outperformed the -13.16% return of the broadly based Standard & Poor's 500 Index but trailed the Goldman Sachs Natural Resources Index, which returned 1.52%. The Goldman Sachs index contains 112 stocks that reflect the performance of companies in the natural resources sector. Since the fund's inception on July 19, 2001 through June 30, 2002, it finished well ahead of the S&P 500's -17.40% mark, while also beating the -3.84% result of the Goldman Sachs index.

Q. Why did the fund outperform the S&P 500 but trail the Goldman Sachs index during the six-month period?

A. Energy stocks, which comprise about 75% of the natural resources universe, did well compared with most market sectors, enabling the fund to outperform the S&P 500 by a wide margin. Crude oil prices trended higher for most of the period, while natural gas was more volatile but also finished higher. On the oil side, OPEC (the Organization of Petroleum Exporting Countries) was aggressive about curbing production, and the threat of global terrorism and conflict in the Middle East helped keep prices firm. Gold stocks also turned in a good performance, helping the fund's returns relative to the S&P 500. A weaker U.S. dollar and rising tensions in the Middle East were some of the factors contributing to a rally in gold. Versus the Goldman Sachs index, the fund suffered from a lower exposure to large integrated energy companies and a higher weighting in both exploration and production (E&P) and energy services stocks.

Q. Why did you overweight the E&P and energy services segments?

A. I looked at the long-term upward trend in worldwide demand for energy and the limitations on supply - because of OPEC and due to declining rates of production in existing and newly discovered oil and gas fields. Additionally, it looked as though a recovery in many global economies might soon boost demand. Another reason for liking those stocks was that many of the large integrated energy companies were targeting more aggressive production rates. All of these factors pointed to greater exploration activity, which meant more work for E&P and services companies. I think the reason you saw many of these companies underperform the large integrateds during the period had more to do with investors' desire for stability than the fundamental outlook.

Q. Which stocks helped the fund's performance?

A. Royal Dutch Petroleum, Exxon Mobil and BP - all large integrated energy companies and top-10 holdings - were the fund's most positive contributors, benefiting from investors' preference for a combination of relative safety and growth potential. The large integrateds were especially attractive to investors because some other traditionally defensive industries, such as pharmaceuticals, faired poorly during the period. Weatherford, Noble Drilling and Smith International were services companies that were helped by the prospect of an increase in exploration budgets.

Q. Which holdings detracted from performance?

A. Energy trader El Paso was the biggest detractor. Its stock sank on the news of sharply lowered earnings guidance for the next two years and plans to cut back its energy trading business significantly. Diversified energy services holding Schlumberger was hurt by its ownership of information technology outsourcing company Sema Group, as the technology sector turned in one of the weakest performances of any market sector. Alcoa, an aluminum company, reflected the uncertain outlook for aluminum demand amid a recovery that is taking longer than expected to unfold.

Q. What's your outlook, John?

A. I'm relatively bullish about energy prices for the reasons I mentioned earlier on both the supply and demand sides. In the aluminum market, I look for demand to pick up if the economy strengthens. On the other hand, paper prices could remain in the doldrums, as producers have not been particularly proactive about limiting production. Gold is always a tough sector to call. It's a good area to have some exposure to at this phase of the economic cycle, but gold prices could remain relatively stable for a while unless the dollar weakens further or there is some external event that disturbs the broader market.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page 2.

Fund Facts

Start date: July 19, 2001

Size: as of June 30, 2002, more than $30 million

Manager: John Porter, since March 2002; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
ChevronTexaco Corp.	8.5
Phillips Petroleum Co.	4.9
Schlumberger Ltd. (NY Shares)	4.4
Exxon Mobil Corp.	4.4
Royal Dutch Petroleum Co. (NY Shares)	4.3
26.5
Top Industries as of June 30, 2002
% of fund's net assets
Oil & Gas	49.1%
Energy Equipment & Services	26.6%
Metals & Mining	10.8%
Paper & Forest Products	5.1%
Gas Utilities	1.5%
All Others*	6.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
McDermott International, Inc. (a)	70	$ 567
CONTAINERS & PACKAGING - 0.8%
Paper Packaging - 0.8%
Packaging Corp. of America (a)	6,290	125,108
Smurfit-Stone Container Corp. (a)	8,610	132,766
		257,874
ENERGY EQUIPMENT & SERVICES - 26.6%
Oil & Gas Drilling - 10.3%
Diamond Offshore Drilling, Inc.	9,960	283,860
ENSCO International, Inc.	14,700	400,722
GlobalSantaFe Corp.	16,806	459,644
Helmerich & Payne, Inc.	1,600	57,152
Nabors Industries Ltd. (a)	5,900	208,270
Noble Corp. (a)	14,230	549,278
Precision Drilling Corp. (a)	5,200	180,421
Pride International, Inc. (a)	8,000	125,280
Rowan Companies, Inc.	13,300	285,285
Transocean, Inc.	18,920	589,358
		3,139,270
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	22,380	745,030
BJ Services Co. (a)	8,800	298,144
Cal Dive International, Inc. (a)	2,510	55,220
Cooper Cameron Corp. (a)	4,200	203,364
Dril-Quip, Inc. (a)	1,120	27,944
Global Industries Ltd. (a)	5,740	40,123
Grant Prideco, Inc. (a)	14,100	191,760
Halliburton Co.	9,800	156,212
Hydril Co. (a)	2,110	56,548
Key Energy Services, Inc. (a)	3,490	36,645
National-Oilwell, Inc. (a)	7,550	158,928
Newpark Resources, Inc. (a)	7,590	55,787
Oceaneering International, Inc. (a)	2,020	54,540
Schlumberger Ltd. (NY Shares)	28,560	1,328,040
Smith International, Inc. (a)	7,620	519,608
Tidewater, Inc.	4,630	152,420
Trican Well Service Ltd. (a)	140	1,662
Varco International, Inc. (a)	4,100	71,914
W-H Energy Services, Inc. (a)	3,130	69,361
Weatherford International Ltd. (a)	17,000	734,400
		4,957,650
TOTAL ENERGY EQUIPMENT & SERVICES		8,096,920

	Shares	Value (Note 1)
GAS UTILITIES - 1.5%
Gas Utilities - 1.5%
El Paso Corp.	12,770	$ 263,190
Kinder Morgan, Inc.	5,270	200,365
		463,555
METALS & MINING - 10.8%
Aluminum - 5.9%
Alcan, Inc.	16,820	640,054
Alcoa, Inc.	35,190	1,166,549
		1,806,603
Diversified Metals & Mining - 1.6%
Arch Coal, Inc.	1,810	41,105
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	16,780	299,523
Massey Energy Corp.	2,910	36,957
Phelps Dodge Corp.	2,600	107,120
		484,705
Gold - 3.3%
Barrick Gold Corp.	19,390	368,670
Goldcorp, Inc.	14,500	148,510
Newmont Mining Corp. Holding Co.	18,700	492,371
		1,009,551
TOTAL METALS & MINING		3,300,859
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Multi-Utilities & Unreg. Power - 0.3%
Dynegy, Inc. Class A	10,900	78,480
OIL & GAS - 49.1%
Integrated Oil & Gas - 35.9%
Amerada Hess Corp.	4,400	363,000
BP PLC sponsored ADR	21,240	1,072,408
ChevronTexaco Corp.	29,300	2,593,043
Conoco, Inc.	46,440	1,291,032
Exxon Mobil Corp.	32,400	1,325,808
Marathon Oil Corp.	1,590	43,121
Occidental Petroleum Corp.	16,600	497,834
Petro-Canada	4,700	132,510
Phillips Petroleum Co.	25,331	1,491,489
Royal Dutch Petroleum Co. (NY Shares)	23,550	1,301,609
Suncor Energy, Inc.	37,440	656,799
TotalFinaElf SA sponsored ADR	2,210	178,789
		10,947,442
Oil & Gas Exploration & Production - 11.0%
Apache Corp.	3,200	183,936
Burlington Resources, Inc.	5,700	216,600
Chesapeake Energy Corp. (a)	5,370	38,664
CNOOC Ltd. sponsored ADR	3,830	102,682
Devon Energy Corp.	8,200	404,096
EnCana Corp.	13,818	425,576
EOG Resources, Inc.	6,100	242,170
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
Oil & Gas Exploration & Production - continued
Kerr-McGee Corp.	3,010	$ 161,186
Murphy Oil Corp.	3,100	255,750
Newfield Exploration Co. (a)	1,860	69,136
Ocean Energy, Inc.	6,270	135,871
Pioneer Natural Resources Co. (a)	3,330	86,747
Pogo Producing Co.	3,700	120,694
Spinnaker Exploration Co. (a)	3,000	108,060
Talisman Energy, Inc.	9,260	416,801
Tom Brown, Inc. (a)	1,230	34,871
Unocal Corp.	8,880	328,027
		3,330,867
Oil & Gas Refining & Marketing & Transportation - 2.2%
Premcor, Inc.	4,800	123,456
Sunoco, Inc.	3,900	138,957
Valero Energy Corp.	10,800	404,136
		666,549
TOTAL OIL & GAS		14,944,858
PAPER & FOREST PRODUCTS - 5.1%
Forest Products - 1.9%
Slocan Forest Products Ltd.	13,640	83,209
TimberWest Forest Corp. unit	6,160	56,713
Weyerhaeuser Co.	6,900	440,565
		580,487
Paper Products - 3.2%
Boise Cascade Corp.	1,770	61,118
Bowater, Inc.	1,250	67,963
International Paper Co.	13,520	589,202
MeadWestvaco Corp.	6,417	215,355
Potlatch Corp.	910	30,958
Wausau-Mosinee Paper Corp.	1,730	20,847
		985,443
TOTAL PAPER & FOREST PRODUCTS		1,565,930
TOTAL COMMON STOCKS (Cost $29,188,837)		28,709,043
Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.89% (b) (Cost $1,703,776)	1,703,776	1,703,776
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $30,892,613)		30,412,819
NET OTHER ASSETS - 0.2%		55,914
NET ASSETS - 100%		$ 30,468,733
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $26,665,311 and $8,127,580, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.2%
Canada	10.3
Netherlands Antilles	4.4
Netherlands	4.3
United Kingdom	3.5
Cayman Islands	3.3
Bermuda	3.1
Others (individually less than 1%)	0.9
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $31,323,581. Net unrealized depreciation aggregated $910,762, of which $1,029,976 related to appreciated investment securities and $1,940,738 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $97,000 all of which will expire on December 31, 2009.
The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $249,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $30,892,613) - See accompanying schedule		$ 30,412,819
Receivable for investments sold		364,211
Receivable for fund shares sold		64,264
Dividends receivable		19,865
Interest receivable		2,596
Redemption fees receivable		532
Total assets		30,864,287
Liabilities
Payable to custodian bank	$ 23
Payable for investments purchased	364,211
Payable for fund shares redeemed	2,428
Accrued management fee	14,774
Other payables and accrued expenses	14,118
Total liabilities		395,554
Net Assets		$ 30,468,733
Net Assets consist of:
Paid in capital		$ 31,841,849
Undistributed net investment income		76,145
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(969,503)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(479,758)
Net Assets, for 3,154,667 shares outstanding		$ 30,468,733
Net Asset Value, offering price and redemption price per share ($30,468,733 ÷ 3,154,667 shares)		$ 9.66

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 187,605
Interest		17,272
Total income		204,877
Expenses
Management fee	$ 63,765
Transfer agent fees	9,018
Accounting fees and expenses	30,025
Non-interested trustees' compensation	32
Custodian fees and expenses	10,062
Audit	10,655
Legal	275
Miscellaneous	467
Total expenses before reductions	124,299
Expense reductions	(3,966)	120,333
Net investment income (loss)		84,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(341,647)
Foreign currency transactions	(1,049)
Total net realized gain (loss)		(342,696)
Change in net unrealized appreciation (depreciation) on: Investment securities	(827,463)
Assets and liabilities in foreign currencies	74
Total change in net unrealized appreciation (depreciation)		(827,389)
Net gain (loss)		(1,170,085)
Net increase (decrease) in net assets resulting from operations		$ (1,085,541)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 19, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ 84,544	$ 18,742
Net realized gain (loss)	(342,696)	(626,856)
Change in net unrealized appreciation (depreciation)	(827,389)	347,631
Net increase (decrease) in net assets resulting from operations	(1,085,541)	(260,483)
Distributions to shareholders from net investment income	(14,423)	(12,669)
Share transactions Net proceeds from sales of shares	22,489,008	14,439,438
Reinvestment of distributions	14,423	12,669
Cost of shares redeemed	(3,300,505)	(1,872,595)
Net increase (decrease) in net assets resulting from share transactions	19,202,926	12,579,512
Redemption fees	40,015	19,396
Total increase (decrease) in net assets	18,142,977	12,325,756
Net Assets
Beginning of period	12,325,756	-
End of period (including undistributed net investment income of $76,145 and undistributed net investment income of $6,024, respectively)	$ 30,468,733	$ 12,325,756
Other Information Shares
Sold	2,218,371	1,474,914
Issued in reinvestment of distributions	1,545	1,297
Redeemed	(338,352)	(203,108)
Net increase (decrease)	1,881,564	1,273,103

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 F
Net asset value, beginning of period	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02
Net realized and unrealized gain (loss)	(.07)	(.35)
Total from investment operations	(.03)	(.33)
Distributions from net investment income	(.01)	(.01)
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 9.66	$ 9.68
Total Return B, C, D	(.10)%	(3.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.12% A	2.11% A
Expenses net of voluntary waivers, if any	1.12% A	1.50% A
Expenses net of all reductions	1.08% A	1.44% A
Net investment income (loss)	.76% A	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,469	$ 12,326
Portfolio turnover rate	79% A	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Technology Portfolio on July 19, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $6,510 - a 34.90% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,260 - a 17.40% decrease.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Sonu Kalra became Portfolio Manager of Technology Portfolio on February 15, 2002.

Q. How did the fund perform, Sonu?

A. For the six months ending June 30, 2002, the fund trailed the -13.16% return of the broadly based Standard & Poor's 500 Index by a considerable amount, but outperformed the -33.00% mark of the Goldman Sachs Technology Index - an index of 216 stocks designed to measure the performance of companies in the technology sector. Since its inception on July 19, 2001, through June 30, 2002, the fund had a similar result, trailing the S&P 500 but beating the Goldman Sachs index, which returned -17.40% and -37.83%, respectively.

Q. Why did the fund trail the S&P 500 but beat the Goldman Sachs index during the six-month period?

A. Technology was one of the worst-performing areas of the market. Coming into 2002, technology valuations were high after the previous year-end rally. Once it became clear that the information technology (IT) spending recovery would be delayed significantly, technology stocks sold off sharply, resulting in our underperformance compared with the S&P 500. Versus the Goldman Sachs index, the fund benefited from a lower exposure to the weak telecommunications equipment group and a larger weighting in semiconductor and software stocks. Also, we did a reasonably good job of avoiding the worst blowups during the period.

Q. Why did you overweight semiconductors and software?

A. Semiconductor stocks had been hit hard following the terrorist attacks of September 11, 2001. Since the personal computer market accounts for approximately 40% of the demand for semiconductors and I was looking for improving PC sales, it made sense to favor semiconductor stocks. In software, Microsoft - one of the fund's largest detractors in absolute terms - accounted for much of the fund's overweighting, as that stock also tends to benefit from strong personal computer sales. Security software was another area of emphasis.

Q. You began managing the fund in February. What is your management style?

A. Given my emphasis on careful stock selection through in-depth, bottom-up research, I think it's fair to say that my approach is typical of Fidelity portfolio managers. I'm particularly fanatical about verifying information first-hand by talking to customers, suppliers and salespeople. I also have made extensive use of Fidelity's network of over 40 technology analysts worldwide. Since the technology "food chain" starts in Asia - that is, Asia is a significant source for many technology hardware components - I value the ability to confirm the information we gather here in the States through our research sources in Asia.

Q. Which stocks contributed the most to the fund's returns?

A. ChoicePoint - a provider of risk management and fraud prevention services primarily for insurance companies - was the fund's top contributor, as investors identified it as a likely beneficiary of the increased emphasis on information security. Semiconductor equipment manufacturer Applied Materials was helped by a cyclical upturn in demand early in the year, while data storage hardware maker EMC benefited from management's aggressive cost-cutting. Although EMC's stock declined during the period, I bought it in the second quarter, prior to a bounce in its share price.

Q. What about disappointments?

A. AOL Time Warner was the biggest detractor, due in part to a weak online advertising environment and the market's negative sentiment toward cable companies in the wake of the Adelphia Communications bankruptcy. Intel stumbled in the second quarter, as the company hit a period of soft demand for its microprocessors. Computer Associates and IBM were hurt by weak earnings and questions about their accounting procedures at a time when investor sensitivity to that issue was at an extreme. The fund continued to hold all of these stocks at the end of the period because I thought they compared favorably with their peers in terms of growth prospects, market share, valuation and other criteria.

Q. What's your outlook, Sonu?

A. Looking at the longer-term picture, technology stocks have been declining for more than two years and the prices of many stocks are back to 1997 levels. While I don't foresee a quick return to the glory days of the late 1990s, it appears that many CIOs - chief information officers - have underspent their budgets for the first half of 2002. That could set us up for an improving second half of the year. IT spending is tied to product cycles, and right now there doesn't appear to be a blockbuster application on the horizon that would generate the excitement - and the massive IT spending - that we saw in response to the Y2K problem and the buildout of the Internet. Nevertheless, I believe technology will remain a driving force behind the economy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Start date: July 19, 2001

Size: as of June 30, 2002, more than $26 million

Manager: Sonu Kalra, since February 2002; joined Fidelity in 1998

3

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	15.3
Intel Corp.	7.2
Cisco Systems, Inc.	5.6
Dell Computer Corp.	5.5
International Business Machines Corp.	3.6
37.2
Top Industries as of June 30, 2002
% of fund's net assets
Software	26.8%
Semiconductor Equipment & Products	26.5%
Computers & Peripherals	15.3%
Communications Equipment	9.7%
Commercial Services & Supplies	8.3%
All Others*	13.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 8.3%
Data Processing Services - 6.8%
Automatic Data Processing, Inc.	2,240	$ 97,552
Ceridian Corp. (a)	2,300	43,654
Concord EFS, Inc. (a)	10,800	325,512
First Data Corp.	21,180	787,896
Paychex, Inc.	18,140	567,601
		1,822,215
Diversified Commercial Services - 1.5%
ChoicePoint, Inc. (a)	7,453	338,888
Exult, Inc. (a)	9,700	63,050
		401,938
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,224,153
COMMUNICATIONS EQUIPMENT - 9.7%
Networking Equipment - 6.9%
Brocade Communications System, Inc. (a)	4,590	80,233
Cisco Systems, Inc. (a)	107,100	1,494,045
Finisar Corp. (a)	64,200	152,154
McDATA Corp.:
Class A (a)	9,100	80,171
Class B (a)	3,700	32,930
Tellium, Inc. (a)	8,230	7,654
		1,847,187
Telecommunications Equipment - 2.8%
Motorola, Inc.	36,560	527,195
Polycom, Inc. (a)	17,580	210,784
		737,979
TOTAL COMMUNICATIONS EQUIPMENT		2,585,166
COMPUTERS & PERIPHERALS - 15.3%
Computer Hardware - 14.3%
Apple Computer, Inc. (a)	28,900	512,108
Dell Computer Corp. (a)	56,130	1,467,238
Hewlett-Packard Co.	20,108	307,250
International Business Machines Corp.	13,410	965,520
Quanta Computer, Inc.	57,000	160,371
Sun Microsystems, Inc. (a)	84,900	425,349
		3,837,836
Computer Storage & Peripherals - 1.0%
EMC Corp. (a)	27,600	208,380
StorageNetworks, Inc. (a)	31,400	61,827
		270,207
TOTAL COMPUTERS & PERIPHERALS		4,108,043
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.9%
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	9,840	232,716
Arrow Electronics, Inc. (a)	3,400	70,550

	Shares	Value (Note 1)
AU Optronics Corp. sponsored ADR	6,700	$ 55,677
Flextronics International Ltd. (a)	22,600	161,138
Sanmina-SCI Corp. (a)	20,800	131,248
Tech Data Corp. (a)	3,000	113,550
		764,879
HOUSEHOLD DURABLES - 0.9%
Consumer Electronics - 0.9%
Funai Electric Co. Ltd.	700	86,633
Koninklijke Philips Electronics NV sponsored ADR	6,100	168,360
		254,993
INTERNET & CATALOG RETAIL - 0.3%
Catalog Retail - 0.3%
Insight Enterprises, Inc. (a)	3,700	93,203
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
EarthLink, Inc. (a)	13,700	90,831
McAfee.com Corp. (a)	1,100	16,104
Overture Services, Inc. (a)	5,600	139,888
Retek, Inc. (a)	2,500	60,750
Yahoo!, Inc. (a)	21,320	314,683
		622,256
MEDIA - 3.1%
Movies & Entertainment - 3.1%
AOL Time Warner, Inc. (a)	56,110	825,378
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 26.5%
Semiconductor Equipment - 3.9%
Applied Materials, Inc. (a)	21,440	407,789
ASML Holding NV (NY Shares) (a)	19,390	293,177
KLA-Tencor Corp. (a)	6,100	268,339
Kulicke & Soffa Industries, Inc. (a)	1,700	21,063
LAM Research Corp. (a)	3,200	57,536
		1,047,904
Semiconductors - 22.6%
Advanced Micro Devices, Inc. (a)	8,300	80,676
Agere Systems, Inc. Class A (a)	76,310	106,834
Altera Corp. (a)	8,400	114,240
Analog Devices, Inc. (a)	7,700	228,690
Broadcom Corp. Class A (a)	3,700	64,898
Cypress Semiconductor Corp. (a)	11,810	179,276
Fairchild Semiconductor International, Inc. Class A (a)	3,080	74,844
Infineon Technologies AG sponsored ADR (a)	3,800	58,862
Integrated Circuit Systems, Inc. (a)	15,720	317,387
Integrated Device Technology, Inc. (a)	5,830	105,756
Intel Corp.	105,040	1,919,081
Intersil Corp. Class A (a)	4,460	95,355
Lattice Semiconductor Corp. (a)	2,400	20,976
Linear Technology Corp.	9,500	298,585
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
Semiconductors - continued
LSI Logic Corp. (a)	2,700	$ 23,625
Marvell Technology Group Ltd. (a)	5,500	109,395
Maxim Integrated Products, Inc. (a)	6,000	229,980
Micron Technology, Inc. (a)	19,560	395,503
National Semiconductor Corp. (a)	9,500	277,115
NVIDIA Corp. (a)	4,930	84,697
Semtech Corp. (a)	6,330	169,011
Silicon Laboratories, Inc. (a)	6,190	167,501
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	440	5,720
Texas Instruments, Inc.	27,000	639,900
UMC Japan (a)	102	271,238
		6,039,145
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		7,087,049
SOFTWARE - 26.8%
Application Software - 4.3%
Activision, Inc. (a)	1,900	55,214
BEA Systems, Inc. (a)	25,400	241,554
Compuware Corp. (a)	10,180	61,793
Quest Software, Inc. (a)	51,660	750,620
Vastera, Inc. (a)	7,970	34,988
		1,144,169
Systems Software - 22.5%
Adobe Systems, Inc.	5,120	145,920
Legato Systems, Inc. (a)	33,820	121,752
Microsoft Corp. (a)	74,900	4,097,030
Network Associates, Inc. (a)	7,540	145,296
Oracle Corp. (a)	67,600	640,172
Red Hat, Inc. (a)	27,060	158,842
Symantec Corp. (a)	10,200	335,070
VERITAS Software Corp. (a)	19,210	380,166
		6,024,248
TOTAL SOFTWARE		7,168,417
SPECIALTY RETAIL - 1.5%
Computer & Electronics Retail - 1.5%
Best Buy Co., Inc. (a)	1,400	50,820
CDW Computer Centers, Inc. (a)	7,500	351,075
		401,895
TOTAL COMMON STOCKS (Cost $32,321,345)		26,135,432
Money Market Funds - 9.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.89% (b)	704,464	$ 704,464
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	1,869,008	1,869,008
TOTAL MONEY MARKET FUNDS (Cost $2,573,472)		2,573,472
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $34,894,817)	28,708,904
NET OTHER ASSETS - (7.2)%	(1,932,203)
NET ASSETS - 100%	$ 26,776,701

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $44,775,374 and $43,837,622, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,877 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $303,953.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $35,691,027. Net unrealized depreciation aggregated $6,982,123, of which $601,871 related to appreciated investment securities and $7,583,994 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $457,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,159,680) (cost $34,894,817) - See accompanying schedule		$ 28,708,904
Foreign currency held at value (cost $ 21,315)		22,116
Receivable for investments sold		433,095
Receivable for fund shares sold		181
Dividends receivable		2,748
Interest receivable		3,102
Redemption fees receivable		87
Other receivables		232
Total assets		29,170,465
Liabilities
Payable for investments purchased	$ 478,925
Payable for fund shares redeemed	18,072
Accrued management fee	14,177
Other payables and accrued expenses	13,582
Collateral on securities loaned, at value	1,869,008
Total liabilities		2,393,764
Net Assets		$ 26,776,701
Net Assets consist of:
Paid in capital		$ 40,005,722
Accumulated net investment (loss)		(102,782)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,943,242)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,182,997)
Net Assets, for 4,114,027 shares outstanding		$ 26,776,701
Net Asset Value, offering price and redemption price per share ($26,776,701 ÷ 4,114,027 shares)		$ 6.51

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 22,010
Interest		30,772
Security lending		7,534
Total income		60,316
Expenses
Management fee	$ 115,658
Transfer agent fees	14,236
Accounting and security lending fees	30,202
Non-interested trustees' compensation	70
Custodian fees and expenses	9,223
Audit	10,700
Legal	471
Miscellaneous	2,981
Total expenses before reductions	183,541
Expense reductions	(20,443)	163,098
Net investment income (loss)		(102,782)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(6,190,464)
Foreign currency transactions	(496)
Total net realized gain (loss)		(6,190,960)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,264,490)
Assets and liabilities in foreign currencies	2,916
Total change in net unrealized appreciation (depreciation)		(8,261,574)
Net gain (loss)		(14,452,534)
Net increase (decrease) in net assets resulting from operations		$ (14,555,316)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 19, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ (102,782)	$ (59,365)
Net realized gain (loss)	(6,190,960)	(752,632)
Change in net unrealized appreciation (depreciation)	(8,261,574)	2,078,577
Net increase (decrease) in net assets resulting from operations	(14,555,316)	1,266,580
Share transactions Net proceeds from sales of shares	12,445,734	43,174,259
Cost of shares redeemed	(14,592,499)	(1,055,986)
Net increase (decrease) in net assets resulting from share transactions	(2,146,765)	42,118,273
Redemption fees	48,990	44,939
Total increase (decrease) in net assets	(16,653,091)	43,429,792
Net Assets
Beginning of period	43,429,792	-
End of period (including accumulated net investment loss of $102,782 and $0, respectively)	$ 26,776,701	$ 43,429,792
Other Information Shares
Sold	1,341,065	4,722,902
Redeemed	(1,835,335)	(114,605)
Net increase (decrease)	(494,270)	4,608,297

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 G
Net asset value, beginning of period	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)
Net realized and unrealized gain (loss)	(2.90)	(.57) F
Total from investment operations	(2.92)	(.60)
Redemption fees added to paid in capital E	.01	.02
Net asset value, end of period	$ 6.51	$ 9.42
Total Return B, C, D	(30.89)%	(5.80)%
Ratios to Average Net Assets H
Expenses before expense reductions	.92% A	1.31% A
Expenses net of voluntary waivers, if any	.92% A	1.31% A
Expenses net of all reductions	.82% A	1.29% A
Net investment income (loss)	(.52)% A	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,777	$ 43,430
Portfolio turnover rate	246% A	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 19, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Telecommunications & Utilities Growth Portfolio on July 19, 2001, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have been $6,346 - a 36.54% decrease on the initial investment. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,260 - a 17.40% decrease.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: Shep Perkins became Portfolio Manager of Telecommunications & Utilities Growth Portfolio on February 6, 2002.

Q. How did the fund perform, Shep?

A. For the six months ending June 30, 2002, the fund finished well behind the -13.16% return for the broadly based Standard & Poor's 500 Index. On the other hand, the fund slightly beat the Goldman Sachs Utilities Index, an index of 115 stocks designed to measure the performance of companies in the utilities sector, which posted a -26.76% return during the period. Since its inception on July 19, 2001 through June 30, 2002, the fund had similar results, lagging the -17.40% return of the S&P 500 but marginally edging the -36.85% mark of the Goldman Sachs index.

Q. Why did the fund underperform the S&P 500 but edge the Goldman Sachs index during the six-month period?

A. Telecommunications and utilities continued to be two of the stock market's weakest segments. In telecom, equipment companies suffered from weak demand resulting from the excess network capacity built up in the late-1990s boom years. Meanwhile, service providers were hurt by fierce competition and aggressive pricing for long-distance data, wireless and, increasingly, local service. The emerging carriers all had huge levels of debt and very little pricing power. Wireless service and equipment providers had to weather a slowdown in subscriber growth that, while still robust, was a lot weaker than it had been. On the deregulated power utilities side, the situation was much the same as in telecom, with many companies handcuffed by excess generating capacity and substantial debt. Conversely, the regulated segment of the utilities market performed relatively well, and my emphasis on those stocks was one factor that enabled the fund to finish ahead of the Goldman Sachs index.

Q. Shep, what were your priorities since you took over the fund in February?

A. In the past, the fund has maintained a bias toward telecom stocks. However, given the telecom sector's many difficulties during the current recession, I tried to give the fund more balance by increasing its exposure to the utilities industry. At the same time, I trimmed a number of telecom holdings - primarily SBC Communications, where we still had a sizable position at the end of the period. Overall, I tried to stay focused on picking the stocks of companies with solid cash flows, strong market positions and improving growth prospects.

Q. Which stocks made positive contributions to the fund's performance?

A. Many of the positive contributors were traditional electric utilities with minimal exposure to the deregulated markets. Falling into this category were TXU, Dominion Resources, Entergy, Southern Company and Northeast Utilities.

Q. Which stocks detracted from performance?

A. Heading the list of detractors was long-distance provider AT&T Corp. Investors remained concerned about the commoditization of long-distance telephone service - that is, the difficulty of distinguishing one provider from another in consumers' minds - and what AT&T will rely on to drive its future growth given the company's plans to sell its cable business to Comcast. Long-distance provider WorldCom, despite being a small position in the fund, became virtually worthless near the end of the period when it revealed that it had understated expenses over the past two years to the tune of several billion dollars. Regional Bell operating companies BellSouth and Verizon - both top-five positions for the fund - were hurt by earnings disappointments but declined less than most other telecom stocks we held. On the power side, global independent power producer AES reflected the impact of excess power capacity in many markets, an uncertain earnings outlook and a substantial debt load. The fund no longer owned AES at the end of the period.

Q. What's your outlook?

A. The number of telephone lines in use has been shrinking lately, but I would expect that number to begin increasing as the economy firms, and I will try to determine which companies are likely to benefit most from rebounding line growth. One likely development on the wireless side is industry consolidation, which should result in fewer but more profitable players. Also, rolling out the new high-speed data services should be a positive influence on wireless profitability and subscriber growth. A strengthening economy would also make me reconsider the merits of deregulated power companies, as higher power demand would tend to make those companies more attractive once again compared with the regulated part of the market.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 2.

Fund Facts

Start date: July 19, 2001

Size: as of June 30, 2002, more than $7 million

Manager: Shep Perkins, since February 2002; joined Fidelity in 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Verizon Communications, Inc.	12.6
BellSouth Corp.	11.1
AT&T Corp.	8.7
FirstEnergy Corp.	6.6
TXU Corp.	6.1
45.1
Top Industries as of June 30, 2002
% of fund's net assets
Diversified Telecommunication Services	42.5%
Electric Utilities	38.6%
Wireless Telecommunication Services	7.1%
Gas Utilities	4.0%
Media	2.0%
All Others*	5.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 1.6%
Telecommunications Equipment - 1.6%
Comverse Technology, Inc. (a)	12,471	$ 115,481
DIVERSIFIED TELECOMMUNICATION SERVICES - 42.5%
Integrated Telecommunication Services - 42.5%
ALLTEL Corp.	7,270	341,690
AT&T Corp.	58,730	628,411
BellSouth Corp.	25,400	800,100
Citizens Communications Co.	10,600	88,616
IDT Corp.	4,160	70,387
IDT Corp. Class B (a)	5,760	92,736
Qwest Communications International, Inc.	20,880	58,464
SBC Communications, Inc.	710	21,655
Telefonos de Mexico SA de CV sponsored ADR	1,620	51,970
Verizon Communications, Inc.	22,490	902,971
WorldCom, Inc. - WorldCom Group (a)	30,490	1,525
		3,058,525
ELECTRIC UTILITIES - 38.1%
Electric Utilities - 38.1%
Ameren Corp.	3,690	158,707
American Electric Power Co., Inc.	1,630	65,233
Cinergy Corp.	3,050	109,770
Constellation Energy Group, Inc.	1,560	45,770
Dominion Resources, Inc.	4,510	298,562
DPL, Inc.	5,020	132,779
DTE Energy Co.	1,810	80,798
Edison International (a)	4,160	70,720
Entergy Corp.	3,520	149,389
FirstEnergy Corp.	14,120	471,326
FPL Group, Inc.	2,900	173,971
Northeast Utilities	10,970	206,346
Southern Co.	12,120	332,088
TXU Corp.	8,550	440,753
		2,736,212
GAS UTILITIES - 4.0%
Gas Utilities - 4.0%
KeySpan Corp.	3,080	115,962
Kinder Morgan, Inc.	2,940	111,779
Sempra Energy	2,800	61,964
		289,705
MEDIA - 2.0%
Broadcasting & Cable TV - 2.0%
General Motors Corp. Class H (a)	12,930	134,472
XM Satellite Radio Holdings, Inc. Class A (a)	1,400	10,150
		144,622

	Shares	Value (Note 1)
MULTI-UTILITIES & UNREGULATED POWER - 1.9%
Multi-Utilities & Unreg. Power - 1.9%
Energy East Corp.	2,120	$ 47,912
MDU Resources Group, Inc.	1,400	36,806
SCANA Corp.	1,720	53,096
		137,814
OIL & GAS - 1.8%
Oil & Gas Exploration & Production - 1.8%
Equitable Resources, Inc.	3,770	129,311
WIRELESS TELECOMMUNICATION SERVICES - 7.1%
Wireless Telecommunication Services - 7.1%
AT&T Wireless Services, Inc. (a)	17,670	103,370
Crown Castle International Corp. (a)	3,390	13,323
Nextel Communications, Inc. Class A (a)	50,320	161,527
PanAmSat Corp. (a)	1,930	43,618
Sprint Corp. - PCS Group Series 1 (a)	36,850	164,720
Triton PCS Holdings, Inc. Class A (a)	5,130	20,007
		506,565
TOTAL COMMON STOCKS (Cost $8,745,621)		7,118,235
Convertible Preferred Stocks - 0.5%

ELECTRIC UTILITIES - 0.5%
Electric Utilities - 0.5%
Ameren Corp. $2.438 ACES	200	5,390
Cinergy Corp. $4.75 PRIDES	600	35,070
(Cost $37,104)		40,460
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 1.89% (b) (Cost $34,182)	34,182	34,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,816,907)		7,192,877
NET OTHER ASSETS - 0.0%		(343)
NET ASSETS - 100%		$ 7,192,534
Security Type Abbreviations
ACES - Automatic Common Exchange Securities
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $9,302,276 and $7,737,985, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $429 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $8,909,267. Net unrealized depreciation aggregated $1,716,390, of which $163,127 related to appreciated investment securities and $1,879,517 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $167,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $8,816,907) - See accompanying schedule		$ 7,192,877
Receivable for investments sold		594
Receivable for fund shares sold		2,229
Dividends receivable		13,155
Interest receivable		216
Total assets		7,209,071
Liabilities
Payable to custodian bank	$ 5,340
Accrued management fee	750
Other payables and accrued expenses	10,447
Total liabilities		16,537
Net Assets		$ 7,192,534
Net Assets consist of:
Paid in capital		$ 10,594,597
Undistributed net investment income		34,733
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,812,766)
Net unrealized appreciation (depreciation) on investments		(1,624,030)
Net Assets, for 1,135,966 shares outstanding		$ 7,192,534
Net Asset Value, offering price and redemption price per share ($7,192,534 ÷ 1,135,966 shares)		$ 6.33

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 99,857
Interest		4,359
Total income		104,216
Expenses
Management fee	$ 26,332
Transfer agent fees	4,127
Accounting fees and expenses	30,012
Non-interested trustees' compensation	15
Custodian fees and expenses	4,173
Audit	10,651
Legal	109
Miscellaneous	645
Total expenses before reductions	76,064
Expense reductions	(15,739)	60,325
Net investment income (loss)		43,891
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,411,324)
Foreign currency transactions	6
Total net realized gain (loss)		(1,411,318)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,331,086)
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		(1,331,080)
Net gain (loss)		(2,742,398)
Net increase (decrease) in net assets resulting from operations		$ (2,698,507)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	July 19, 2001 (commencement of operations) to December 31, 2001
Operations
Net investment income (loss)	$ 43,891	$ 12,753
Net realized gain (loss)	(1,411,318)	(400,689)
Change in net unrealized appreciation (depreciation)	(1,331,080)	(292,950)
Net increase (decrease) in net assets resulting from operations	(2,698,507)	(680,886)
Distributions to shareholders from net investment income	(11,968)	(10,702)
Share transactions Net proceeds from sales of shares	2,220,055	11,229,733
Reinvestment of distributions	11,968	10,702
Cost of shares redeemed	(2,169,478)	(724,802)
Net increase (decrease) in net assets resulting from share transactions	62,545	10,515,633
Redemption fees	7,855	8,564
Total increase (decrease) in net assets	(2,640,075)	9,832,609
Net Assets
Beginning of period	9,832,609	-
End of period (including undistributed net investment income of $34,733 and undistributed net investment income of $2,810, respectively)	$ 7,192,534	$ 9,832,609
Other Information Shares
Sold	280,532	1,229,096
Issued in reinvestment of distributions	1,560	1,237
Redeemed	(290,048)	(86,411)
Net increase (decrease)	(7,956)	1,143,922

Financial Highlights

	Six months ended June 30, 2002	Year ended December 31,
Selected Per-Share Data	(Unaudited)	2001 F
Net asset value, beginning of period	$ 8.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02
Net realized and unrealized gain (loss)	(2.31)	(1.42)
Total from investment operations	(2.27)	(1.40)
Distributions from net investment income	(.01)	(.01)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 6.33	$ 8.60
Total Return B, C, D	(26.30)%	(13.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A	2.35% A
Expenses net of voluntary waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.33% A	1.49% A
Net investment income (loss)	.97% A	.45% A
Net assets, end of period (000 omitted)	$ 7,193	$ 9,833
Portfolio turnover rate	183% A	85% A
Supplemental Data

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Telecommunications and Utilities Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio, Technology Portfolio, and Telecommunications & Utilities Growth Portfolio (the funds) are funds of Variable Insurance Products Fund IV (the trust) and are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers Initial Class shares.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualifed regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for short-term capital gains, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, was as follows:

	Individual Rate	Group Rate	Total
Consumer Industries Portfolio	.30%	.28%	.58%
Cyclical Industries Portfolio	.30%	.28%	.58%
Financial Services Portfolio	.30%	.28%	.58%
Health Care Portfolio	.30%	.28%	.58%
Natural Resources Portfolio	.30%	.28%	.58%
Technology Portfolio	.30%	.28%	.58%
Telecommunications & Utilities Growth Portfolio	.30%	.28%	.58%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Consumer Industries Portfolio	$ 12,095
Cyclical Industries Portfolio	$ 8,471
Financial Services Portfolio	$ 11,744
Health Care Portfolio	$ 28,659
Natural Resources Portfolio	$ 16,716
Technology Portfolio	$ 30,758
Telecommunications & Utilities Growth Portfolio	$ 4,332

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Telecommunications & Utilities Growth Portfolio	1.50%	$ 7,839

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Consumer Industries Portfolio	$ 2,585	$ -
Cyclical Industries Portfolio	478	-
Financial Services Portfolio	6,559	2
Health Care Portfolio	14,768	186
Natural Resources Portfolio	3,966	-
Technology Portfolio	20,417	26
Telecommunications & Utilities Growth Portfolio	7,897	3

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	FILI %
Consumer Industries Portfolio	100%
Cyclical Industries Portfolio	100%
Financial Services Portfolio	100%
Health Care Portfolio	100%
Natural Resources Portfolio	100%
Technology Portfolio	100%
Telecommunications and Utilities Growth Portfolio	100%

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VIPFCI-SANN-0802 157823
1.774856.100